Redeemable Preferred Stock and Stockholders Deficit (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Feb. 10, 2021	Feb. 10, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, par value			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preeferred stock outstanding			1,250,000
Shares of common stock cashless exercise of warrants					6,979,452	105,038,690
Common stock shares issued upon conversion of preferred stock and accrued dividend				14,181,071	113,571,223
Common stock of shares conversion						26,828,800
Accrued expenses					$ 16,543	$ 67,072
Number of shares sold common stock				21,776,961	151,368,383	44,803,645
Common stock purchase to agreement					$ 2,500,000
Discount rate					20.00%
Subscription receivable				$ 51,822
Proceeds from issuance of stock				$ 108,377	$ 621,745	$ 202,973
Share issued as a commitment fee on an equity line of credit with an investor					8,000,000
Description purchase put shares					not the obligation, to direct the investor to purchase put shares of not less than $5,000 and not more than $175,000 or 200% of the average daily trading value
Fund raised under the Equity Purchase Agreement						51,723
Preferred stock shares authorized				10,000,000
Deemed dividend			$ (68,857)	$ (56,276)	$ (251,187)	(215,039)
Reduction of debt discount			5,551	0	5,438	0
Proceeds from issuance of stock			$ 107,500	$ 127,000	$ 470,500	303,070
February 1 2021 [Member]
Shares issued, shares					58,850
Proceeds amount					$ 53,500
March 1 2021 [Member]
Shares issued, shares					80,850
Proceeds amount					$ 73,500
April 5 2021 [Member]
Shares issued, shares					58,850
Proceeds amount					$ 53,500
April 30 2021 [Member]
Shares issued, shares					59,125
Proceeds amount					$ 53,750
June 17 2021 [Member]
Shares issued, shares					60,500
Proceeds amount					$ 55,000
September 13, 2021 [Member]
Shares issued, shares					59,125
Proceeds amount					$ 53,750
August 11, 2021 [Member]
Shares issued, shares					59,125
Proceeds amount					$ 53,750
December 27, 2021 [Member]
Shares issued, shares					81,125
Proceeds amount					$ 73,750
February 2 2022 [Member]
Shares issued, shares			59,125
Proceeds amount			$ 53,500
March 24 2022 [Member]
Shares issued, shares			59,125
Proceeds amount			$ 53,500
Equity Purchase Agreements [Member]
Common Stock, Shares Issued During Period, Value, amount						$ 51,723
Common Stock, Shares Issued During Period, Shares						18,053,645
Rights and Privileges of the Series A Preferred Stock [Member]
Voting right			Stock holders have no voting rights		Stock holders have no voting rights
Dividend, percentage			8.00%		8.00%
Dividend, percentage increased			22.00%		22.00%
Redemption			270 days		270 days
Mandatory Redemption, description			18 months after the Issuance Date		18 months after the Issuance Date
Default adjustments, description			Upon the occurrence of any Event of Default, the Stated Value will be increased between 150% and 200%, depending on the Event of Default		Upon the occurrence of any Event of Default, the Stated Value will be increased between 150% and 200%, depending on the Event of Default
Liquidation preference, description					equal to the then Stated Value (initially $1.00 per share) as adjusted pursuant to the terms in the agreement (including but not limited to the additional of any accrued unpaid dividends and the Default Adjustment (as defined), if applicable.
Stock conversion, description			At any time after 6 months following the Issuance Date		At any time after 6 months following the Issuance Date
Conversion Price as market price percentage			75.00%		75.00%
Series A Preferred Stock [Member]
Preferred stock shares authorized			10,000,000		10,000,000
Common stock shares issued in connection with convertible debt/equity				1,250,000		1,250,000
Shares issued, shares						333,850
Proceeds amount						$ 303,070
Series B Super Voting Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, par value	$ 0.001	$ 0.001
Discount rate					10.00%	10.00%
Preferred stock shares authorized	500,000	1,000,000	2,000,000
Voting right	Each share of Series B preferred stock has voting rights equal to 500 shares of common stock	Each share of Series B preferred stock has voting rights equal to 500 shares of common stock
Repurchase share price	$ 0.001	$ 0.001
Stock based compensation expense				$ 278,447	$ 2,554,447	$ 277,543
Common Shares [Member]
Proceeds from issuance of stock					$ 58,588
Shares issued for cash, shares			37,377,063	3,243,785	10,479,231	931,278,827
Issued shares for the cashless exercise of warrants			19,560,705		498,260
Common stock issued			3,113,005	16,543
Holder [Member] | Series A Convertible Preferred Stock [Member]
Common stock shares issued upon conversion of preferred stock and accrued dividend			37,377,063		113,571,233	272,256,929
Preferred stock shares converted			118,250		504,625	308,000
Changes in derivative liability			$ 49,876		$ 356,951	$ 340,234
Deemed dividend			63,136		206,629	253,896
Reduction of debt discount			68,857		$ 238,442	$ 202,021
Common stock for the conversion of debt and accrued interest					1,780,825
Investor [Member] | Series A Preferred Stock Purchase Agreements [Member]
Deemed dividend					$ 76,304
Reduction of debt discount			57,218		319,856
Proceeds from issuance of stock			$ 107,500		$ 470,500
Shares issued for cash, shares			118,250		517,550
Derivative liabilities			$ 57,218		$ 392,410